Risk Management and Financial Instruments - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Price Risk Derivatives [Line Items]
Significant credit risk concentrations	$ 0	$ 0
Keystone XL contractual recoveries	0	48,000,000
Cash collateral provided by the Company	26,000,000	66,000,000
Letters of credit provided by the Company	11,000,000	16,000,000
Cash collateral received by the Company (less than)	0	0
Letters of credit received by the Company	70,000,000	70,000,000
Gross, Spinoff | TC Energy
Price Risk Derivatives [Line Items]
Keystone XL contractual recoveries	0	56,000,000
CER variable toll disputes	$ 172,000,000	$ 114,000,000